other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (101)	$ (42)	$ (160)	$ (23)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(37)	(28)	36	(47)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(10)	(12)	4	(12)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(27)	(16)	32	(35)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(128)	(58)	(128)	(58)
Accumulated foreign currency translation balance beginning	60	97	36	66
Cumulative foreign currency translation adjustment, before tax	17	(66)	41	(35)
Cumulative foreign currency translation adjustment, net	17	(66)	41	(35)
Accumulated foreign currency translation balance ending	77	31	77	31
Accumulated other comprehensive income balance beginning	38	139	(46)	133
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(26)	(97)	73	(92)
Income tax relating to accumulated other comprehensive income	(12)	(13)	3	(14)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(14)	(84)	70	(78)
Accumulated other comprehensive income balance ending	24	55	24	55
Item never reclassified to income
Accumulated investment in financial assets balance beginning	79	84	78	90
Change in measurement of investment financial assets, Amount arising, before tax	(6)	(3)	(4)	(10)
Change in measurement of investment financial assets, Income taxes	(2)	(1)	(1)	(2)
Change in measurement of investment financial assets	(4)	(2)	(3)	(8)
Accumulated investment in financial assets balance ending	75	82	75	82
Employee defined benefit plans re-measurements, before tax	22	5	69	(1)
Income tax relating to employee defined benefit plan re-measurements	6	2	18
Employee defined benefit plan re-measurements	16	3	51	(1)
Other comp. income, before tax	(4)	(92)	142	(93)
Aggregated income tax relating to components of other comprehensive income	(6)	(11)	21	(14)
Total	2	(81)	121	(79)
Attributable to:
Accumulated other comprehensive income	24	55	24	55
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	29	(166)	234	(181)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(2)	(31)	32	(32)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) reclassified to net income, before tax	(66)	137	202	134
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses reclassified to net income	(8)	19	(29)	20
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(102)	(38)	(158)	(20)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(37)	(29)	32	(47)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(10)	(12)	3	(12)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(27)	(17)	29	(35)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(129)	(55)	(129)	(55)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	1	1	6
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	1		2
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) reclassified to net income, before tax	(1)		2
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses reclassified to net income	(1)		(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	1	(4)	(2)	(3)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax		1	4
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total			1
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net		1	3
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	1	(3)	1	(3)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(4)	55	(4)	55
Item never reclassified to income
Total			91	(62)
Attributable to:
Accumulated other comprehensive income	(4)	$ 55	(4)	55
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	28		28
Item never reclassified to income
Total			30	$ (17)
Attributable to:
Accumulated other comprehensive income	$ 28		$ 28